OLD MUTUAL FUNDS I

Old Mutual Analytic Defensive Equity Fund

Old Mutual Analytic Global Defensive Equity Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

Supplement dated February 4, 2008

to the Prospectus dated November 19, 2007

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I. You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

Fees and Expenses

The section of the Prospectus entitled “Fund Summaries – Old Mutual Analytic Defensive Equity Fund - Fees and Expenses” is amended by replacing the section in its entirety with the following:

Fees and Expenses

The table below summarizes the shareholder fees and annual fund operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table

	Institutional Class	Class A	Class C	Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None [1]	1.00%	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00
Redemption/Exchange Fee [2] (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	None	None	0.75%	None
Other Expenses
Dividend Expense on Short Sales	0.27%	0.28%	0.28%	0.28%
Interest Expense	0.09%	0.09%	0.09%	0.09%
Service Fees	None	0.25%	0.25%	None
Other Operating Expenses	0.29%	0.39%	0.35%	0.34%
Total Other Expenses	0.65%	1.01%	0.97%	0.71%
Total Operating Expenses	1.60%	1.96%	2.67%	1.66%
Fee Waivers and/or Expense Reimbursement [3]	(0.00%)	(0.04%)	(0.00%)	(0.00%)
Net Operating Expenses	1.60%	1.92%	2.67%	1.66%

[1]

If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (“CDSC”) at the time of redemption.

[2]	Imposed on redemptions within 10 calendar days of purchase.

[3]

Effective December 9, 2007, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.25% for Institutional Class shares, 1.55% for Class A shares, 2.30% for Class C shares, and 1.30% for Class Z shares through December 31, 2008.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles, and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Institutional Class shares and Class Z shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example shows what you could pay in expenses over time based on the Fund’s operating expenses and expense caps, as described in the Fees and Expenses table above. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period. Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$163	$505	$871	$1,901
Class A	$759	$1,151	$1,567	$2,725
Class C
with redemption	$370	$829	$1,414	$3,001
without redemption	$270	$829	$1,414	$3,001
Class Z	$169	$523	$901	$1,965

OLD MUTUAL CLAY FINLAY CHINA FUND

Fees and Expenses

The section of the Prospectus entitled “Fund Summaries – Old Mutual Clay Finlay China Fund - Fees and Expenses” is amended by replacing the section in its entirety with the following:

Fees and Expenses

The table below summarizes the shareholder fees and annual fund operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table

	Institutional Class	Class A	Class C	Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None [1]	1.00%	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00

Redemption Fee [2] (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.35%	1.35%	1.35%	1.35%
Distribution (12b-1) Fees	None	None	0.75%	None
Other Expenses
Service Fees	None	0.25%	0.25%	None
Other Operating Expenses	0.40%	0.82%	0.98%	4.24%
Total Other Expenses	0.40%	1.07%	1.23%	4.24%
Total Operating Expenses	1.75%	2.42%	3.33%	5.59%
Fee Waivers and/or Expense Reimbursement [3]	(0.35%)	(0.47%)	(0.63%)	(3.89%)
Net Operating Expenses	1.40%	1.95%	2.70%	1.70%

[1]

If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (“CDSC”) at the time of redemption.

[2]	Imposed on redemptions within 10 calendar days of purchase.

[3]

Effective January 1, 2008, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.40% for Institutional Class shares, 1.95% for Class A shares, 2.70% for Class C shares, and 1.70% for Class Z shares through December 31, 2008 and from year to year thereafter unless terminated by the Adviser by giving 30 days’ advance written notice of termination to the Board of Trustees of the Trust.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Institutional Class shares and Class Z shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example shows what you could pay in expenses over time based on the Fund’s operating expenses and expense caps, as described in the Fees and Expenses table above. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period. Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$143	$517	$916	$2,032
Class A	$762	$1,244	$1,752	$3,140
Class C
with redemption	$373	$966	$1,682	$3,579
without redemption	$273	$966	$1,682	$3,579
Class Z	$173	$754	$1,361	$3,003

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

Investment Strategies

The section of the Prospectus entitled “Fund Summaries – Old Mutual Clay Finlay Emerging Markets Fund – Investment Objective and Main Investment Strategies” is amended by replacing the third paragraph of the section with the following:

The Fund normally emphasizes equity securities in its portfolio. Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The Fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of its assets in securities of issuers in any one emerging country. The Fund may also invest up to 20% of its assets in debt securities of corporate and government emerging country issuers.

Fees and Expenses

The section of the Prospectus entitled “Fund Summaries – Old Mutual Clay Finlay Emerging Markets Fund - Fees and Expenses” is amended by replacing the section in its entirety with the following:

Fees and Expenses

The table below summarizes the shareholder fees and annual fund operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table

	Institutional Class	Class A	Class C	Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None [1]	1.00%	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00
Redemption Fee [2] (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.15%	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	None	None	0.75%	None
Other Expenses
Service Fees	None	0.25%	0.25%	None
Other Operating Expenses	0.98%	1.68%	4.42%	11.41%
Total Other Expenses	0.98%	1.93%	4.67%	11.41%
Total Operating Expenses	2.13%	3.08%	6.57%	12.56%
Fee Waivers and/or Expense Reimbursement [3]	(0.88%)	(1.08%)	(3.82%)	(10.81%)
Net Operating Expenses	1.25%	2.00%	2.75%	1.75%

[1]

If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (“CDSC”) at the time of redemption.

[2]	Imposed on redemptions within 10 calendar days of purchase.

[3]

Effective January 1, 2008, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.25% for Institutional Class shares, 2.00% for Class A shares, 2.75% for Class C shares, and 1.75% for Class Z shares and through December 31, 2008 and from year to year thereafter unless terminated by the Adviser by giving 30 days’ advance written notice of termination to the Board of Trustees of the Trust.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Institutional Class shares and Class Z shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example shows what you could pay in expenses over time based on the Fund’s operating expenses and expense caps, as described in the Fees and Expenses table above. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period. Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$127	$582	$1,063	$2,392
Class A	$766	$1,360	$1,978	$3,635
Class C
with redemption	$378	$1,055	$1,851	$3,930
without redemption	$278	$1,055	$1,851	$3,930
Class Z	$178	$759	$1,366	$3,008

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

Fees and Expenses

The section of the Prospectus entitled “Fund Summaries – Old Mutual Copper Rock Emerging Growth Fund - Fees and Expenses” is amended by replacing the section in its entirety with the following:

Fees and Expenses

The table below summarizes the shareholder fees and annual fund operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table

	Institutional Class	Class A	Class C	Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None [1]	1.00%	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00
Redemption Fee [2] (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.90%	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	None	0.75%	None
Other Expenses
Service Fees	None	0.25%	0.25%	None
Other Operating Expenses	0.31%	0.70%	5.52%	11.48%
Acquired Fund Fees and Expenses [3]	0.01%	0.01%	0.01%	0.01%
Total Other Expenses	0.32%	0.96%	5.78%	11.49%
Total Operating Expenses [4]	1.22%	1.86%	7.43%	12.39%
Fee Waivers and/or Expense Reimbursement [5]	(0.00%)	(0.18%)	(5.00%)	(10.96%)
Net Operating Expenses	1.22%	1.68%	2.43%	1.43%

[1]

If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (“CDSC”) at the time of redemption.

[2]	Imposed on redemptions within 10 calendar days of purchase.

[3]

The Fund indirectly pays a portion of the expenses incurred by acquired funds. Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

[4]

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[5]

Effective August 1, 2007, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.22% for Institutional Class shares, 1.67% for Class A shares, 2.42% for Class C shares, and 1.42% for Class Z shares through December 31, 2008 and from year to year thereafter unless terminated by the Adviser by giving 30 days’ advance written notice of termination to the Board of Trustees of the Trust.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Institutional Class shares and Class Z shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example shows what you could pay in expenses over time based on the Fund’s operating expenses and expense caps, as described in the Fees and Expenses table above. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period. Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$124	$387	$670	$1,477
Class A	$736	$1,110	$1,508	$2,616
Class C
with redemption	$346	$1,027	$1,828	$3,918
without redemption	$246	$1,027	$1,828	$3,918
Class Z	$146	$731	$1,342	$2,994

OLD MUTUAL INTERNATIONAL EQUITY FUND

Fees and Expenses

The section of the Prospectus entitled “Fund Summaries – Old Mutual International Equity Fund - Fees and Expenses” is amended by replacing the section in its entirety with the following:

Fees and Expenses

This table summarizes the shareholder fees and annual fund operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund’s assets. Additional fees may be imposed by your adviser or broker.

Fees and Expenses Table

	Institutional Class	Class A	Class C	Class Z
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None [1]	1.00%	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00
Redemption Fee [2] (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	None	0.75%	None
Other Expenses
Service Fees	None	0.25%	0.25%	None
Other Operating Expenses	0.75%	3.08%	4.77%	12.96%
Total Other Expenses	0.75%	3.33%	5.02%	12.96%
Total Operating Expenses	1.75%	4.33%	6.77%	13.96%
Fee Waivers and/or Expense Reimbursement [3]	(0.73%)	(2.81%)	(4.50%)	(12.69%)
Net Operating Expenses	1.02%	1.52%	2.27%	1.27%

[1]

If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (“CDSC”) at the time of redemption.

[2]	Imposed on redemptions within 10 calendar days of purchase.

[3]

Effective January 1, 2008, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.02% for Institutional Class shares, 1.52% for Class A shares, 2.27% for Class C shares, and 1.27% for Class Z shares through December 31, 2008 and from year to year thereafter unless terminated by the Adviser by giving 30 days’ advance written notice of termination to the Board of Trustees of the Trust.

Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 2.75% for Institutional Class shares and Class Z shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example shows what you could pay in expenses over time based on the Fund’s operating expenses and expense caps, as described in the Fees and Expenses table above. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period. Because actual returns and expenses will be different, the example is for comparison only.

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$104	$480	$881	$2,002
Class A	$721	$1,318	$1,939	$3,603
Class C
with redemption	$330	$1,010	$1,809	$3,897
without redemption	$230	$1,010	$1,809	$3,897
Class Z	$129	$712	$1,322	$2,971

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

R-08-242	02/2008